Legal proceedings and regulatory matters (Details) £ in Millions, $ in Millions, $ in Millions			1 Months Ended		2 Months Ended	12 Months Ended
	Jan. 29, 2024 USD ($)	Jan. 29, 2024 GBP (£)	Jun. 30, 2020 plaintiff	Dec. 31, 2016	Feb. 22, 2024 GBP (£)	Dec. 31, 2023 USD ($) action employee	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2009 USD ($)	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities						$ 111,922		$ 107,699
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Infringement period				1 month
Precious metals fix-related litigation
Disclosure of contingent liabilities [line items]
Employees involved in litigation | employee						7
Madoff Securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities						$ 543
Fairfield
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities						382
Herald Fund SPC
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities						5,600
Herald Fund SPC | Cash And Securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities									$ 2,500
Herald Fund SPC | Cash And Cash Equivalents
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities									$ 2,000
Alpha Prime Fund Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities						1,160
Senator Fund SPC | Cash And Securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities						625
Senator Fund SPC | Cash And Cash Equivalents
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities						$ 188
Ontario and Quebec Superior Courts
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities							$ 1,000
Estimated financial effect of contingent liabilities, punitive damages							$ 250
Number of hearings | action						2
UK Prudential Regulation Authority | Litigation concluded
Disclosure of contingent liabilities [line items]
Expense from fines and penalties	$ 73	£ 57.0			£ 57.0
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation										$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation										$ 4,000
HSBC Holdings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities						$ 7,723		$ 17,797
HSBC Holdings | Anti-money laundering and sanctions-related matters | New York
Disclosure of contingent liabilities [line items]
Number of hearings | action						7
Number of claims dismissed | action						3
Number of pending claims at an early stage | action						4
HSBC Private Bank (UK) Limited | Film finance litigation
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs | plaintiff			2